Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 16.0	$ 0.2	₨ 18.5	₨ 93.0
Interest cost	76.4	0.9	57.3	55.8
Expected return on plan assets	(6.5)	(0.1)	(0.4)	(0.4)
Actuarial (gains)/losses	(33.4)	(0.4)	219.2	32.1
Net pension cost	₨ 52.5	$ 0.6	₨ 294.6	₨ 180.5